Note 11 - Retirement Plan (Details Textual) - Friedman Industries, Inc. Employee's Retirement and 401(k) Plan [Member] - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Employee Service Vesting Period (Year)	6 years
Maximum Annual Contribution Percentage to Defined Contribution Plan for Eligible Employee Compensation	15.00%
Defined Contribution Plan, Cost	$ 200,000
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 96,500	$ 49,500